                           JPMORGAN U.S. EQUITY FUNDS

                         JPMORGAN DISCIPLINED EQUITY FUND
                            CLASS A AND CLASS B SHARES


                          SUPPLEMENT DATED MARCH 21, 2003
                        TO THE PROSPECTUS DATED MAY 1, 2002


     Effective March 21, 2003, the management fee will be reduced to 0.25% of average daily net assets from 0.35%.

     The information under the heading ANNUAL OPERATING EXPENSES with respect to the Class A and Class B shares of the JPMorgan Disciplined Equity Fund (the "Fund") should be replaced with the following:

                                                 CLASS A          CLASS B
-------------------------------------------------------------------------
MANAGEMENT FEES                                   0.25%            0.25%
DISTRIBUTION (RULE 12B-1) FEES                    0.25%            0.75%
SHAREHOLDER SERVICE FEES                          0.25%            0.25%
OTHER EXPENSES(1)                                 0.39%            0.39%
                                                 -------          -------
-------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                   1.14%            1.64%
                                                 =======          =======
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)          (0.19)%          (0.19)%
                                                 -------          -------
-------------------------------------------------------------------------
NET EXPENSES                                      0.95%            1.45%
                                                 =======          =======
-------------------------------------------------------------------------


(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class A and Class B shares, (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.95% and 1.45%, respectively, of average daily net assets through 4/30/03. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees as they may determine from time to time.

     The information under the heading EXAMPLE, with respect to the Class A and Class B shares of the Fund should be replaced with the following:

EXAMPLE This example below is intended to help you compare the cost of investing in Class A and Class B shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,
-  5% return each year, and
- net expenses for Class A and Class B shares through 4/30/03 and total operating expenses thereafter.

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This example is for comparison only; the actual returns of the Class A and
Class B shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------
CLASS A*($)               666          899         1,149         1,865
--------------------------------------------------------------------------
CLASS B**($)              648          799         1,074         1,794***
--------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------
CLASS B($)                148          499           874         1,794***
--------------------------------------------------------------------------

*     Assumes sales charge is deducted when shares are purchased.
**    Assumes applicable deferred sales charge when shares are sold.
*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.


                                                                SUP-DEABPR-303

                                       2
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                               JPMORGAN U.S. EQUITY FUNDS

                            JPMORGAN DISCIPLINED EQUITY FUND
                                    CLASS C SHARES


                             SUPPLEMENT DATED MARCH 21, 2003
                           TO THE PROSPECTUS DATED MAY 1, 2002


     Effective March 21, 2003, the management fee will be reduced to 0.25% of average daily net assets from 0.35%.

     The information under the heading ANNUAL OPERATING EXPENSES with respect to the Class C shares of the JPMorgan Disciplined Equity Fund (the "Fund") should be replaced with the following:


----------------------------------------------------------------
MANAGEMENT FEES                                         0.25%
DISTRIBUTION  (RULE 12B-1) FEES                         0.75%
SHAREHOLDER SERVICE FEES                                0.25%
OTHER EXPENSES(1)                                       0.39%
                                                      --------
----------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                         1.64%
                                                      ========
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                (0.19)%
                                                      --------
----------------------------------------------------------------
NET EXPENSES                                            1.45%
                                                      ========
----------------------------------------------------------------

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Class C shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.45% of its average daily net assets through 4/30/03. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees as they may determine from time to time.

     The information under the heading EXAMPLE, with respect to the Class C shares of the Fund should be replaced with the following:

EXAMPLE This example below is intended to help you compare the cost of investing in Class C shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,
-  5% return each year, and
-  net expenses through 4/30/03 and total operating expenses thereafter.

This example is for comparison only; the actual returns of the Class C shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------
CLASS C*($)              248           499          874         1,928
--------------------------------------------------------------------------

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------
CLASS C($)               148           499          874         1,928
--------------------------------------------------------------------------

*  Assumes deferred sales charge is deducted when shares are sold.


                                                                SUP-DECPR-303

                              JPMORGAN U.S. EQUITY FUNDS

                           JPMORGAN DISCIPLINED EQUITY FUND
                             INSTITUTIONAL CLASS SHARES


                           SUPPLEMENT DATED MARCH 21, 2003
                         TO THE PROSPECTUS DATED MAY 1, 2002


     Effective March 21, 2003, the management fee will be reduced to 0.25% of average daily net assets from 0.35%.

     The information under the heading ANNUAL OPERATING EXPENSES with respect to the Institutional Class shares of the JPMorgan Disciplined Equity Fund (the "Fund") should be replaced with the following:

----------------------------------------------------------
MANAGEMENT FEES                                 0.25%
DISTRIBUTION  (RULE 12B-1) FEES                 None
SHAREHOLDER SERVICE FEES                        0.10%
OTHER EXPENSES(1)                               0.19%
                                               -------
----------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                 0.54%
                                               =======
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)        (0.09)%
                                               -------
----------------------------------------------------------
NET EXPENSES                                    0.45%
                                               =======
----------------------------------------------------------

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Institutional Class shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.45% of its average daily net assets through 4/30/05. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees as they may determine from time to time.

     The information under the heading EXAMPLE, with respect to the Institutional Class shares of the Fund should be replaced with the following:

EXAMPLE This example below is intended to help you compare the cost of investing in Institutional Class shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,
-  5% return each year, and
-  net expenses through 4/30/05 and total operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class shares and your actual costs may be higher or lower.


                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------
Institutional Class       46           144          273          650
--------------------------------------------------------------------------


                                                                  SUP-DEIPR-303

                           JPMORGAN U.S. EQUITY FUNDS

                        JPMORGAN DISCIPLINED EQUITY FUND
                              SELECT CLASS SHARES


                         SUPPLEMENT DATED MARCH 21, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2002


     Effective March 21, 2003, the management fee will be reduced to 0.25% of average daily net assets from 0.35%.

     The information under the heading ANNUAL OPERATING EXPENSES with respect to the Select Class shares of the JPMorgan Disciplined Equity Fund (the "Fund") should be replaced with the following:

------------------------------------------------------------------
MANAGEMENT FEES                                            0.25%
DISTRIBUTION  (RULE 12B-1) FEES                            None
SHAREHOLDER SERVICE FEES                                   0.25%
OTHER EXPENSES(1)                                          0.25%
                                                          -------
------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                            0.75%
                                                          =======
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                    N/A
                                                          -------
------------------------------------------------------------------
NET EXPENSES                                               0.75%
                                                          =======
------------------------------------------------------------------

(1) "Other Expenses" are restated from the most recent fiscal year to reflect current expense arrangements.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of Select Class shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.75% of its average daily net assets through 4/30/05. The total annual operating expenses are not expected to exceed 0.73% for Select Class shares due to contractual caps on other classes of shares which require Fund level subsidies. This arrangement may end when these Fund level subsidies are no longer required. In addition, the Fund's other service providers may voluntarily waive or reimburse certain of their fees as they may determine from time to time.

     The information under the heading EXAMPLE, with respect to the Select Class shares of the Fund should be replaced with the following:

EXAMPLE This example below is intended to help you compare the cost of investing in Select Class shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,
-  5% return each year, and
-  net expenses through 4/30/05 and total operating expenses thereafter.

This example is for comparison only; the actual return of the Select Class shares and your actual costs may be higher or lower.


                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------
SELECT CLASS              77           240          417           930
--------------------------------------------------------------------------

                                                                  SUP-DESPR-303